Ropes & Gray LLP
Prudential Center
800 Boylston Street
Boston, MA 02199-3600
WWW.ROPESGRAY.COM

Christopher J. Perriello
T +1 617 951-7162
F +1 617.235.9316
christopher.perriello@ropesgray.com

February 18, 2011

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Proxy Materials for
Putnam Funds (Reg. Nos. 333-515 and 811-07513) (the “Trust”)
Putnam Asia Pacific Equity Fund
Putnam International Value Fund

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, we are transmitting for filing via the EDGAR system a preliminary proxy statement and form of proxy in connection with a special meeting of shareholders of the series of the Trust identified above to be held on March 25, 2011.

Definitive materials are expected to be mailed to shareholders on or about March 1, 2010.

Comments on the above-referenced filing can be directed to me at (617) 951-7162.

Kind regards,

/s/ Christopher J. Perriello

Christopher J. Perriello, Esq.

cc:	James E. Thomas, Esq.
Carlo N. Forcione, Esq.